Inventories - Summary of Inventories (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Classes of current inventories [abstract]
Materials and supplies	¥ 1,012	¥ 1,071
Goods for resale	3,820	3,052
Inventories	¥ 4,832	¥ 4,123